Employee benefit plans and stock-based compensation plans (FY)- Restricted Stock Units And Performance Shares - Additional Information (Details) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($) Rate	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Pre-tax compensation expense	$ 25.9	$ 27.2	$ 78.0	$ 81.9
Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period					3 years
Performance shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			3 years		3 years
Maximum multiplier used to calculate value of performance shares			2.5		2.5
Restricted stock units and performance shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unearned compensation	$ 85.2		$ 85.2		$ 44.5	$ 46.3
Pre-tax compensation expense					60.2	71.1	$ 63.0
Fair value of restricted shares vested					$ 56.3	$ 80.6	$ 81.9
Weighted-average remaining recognition period for restricted stock units and performance shares					1 year 11 months